Taxation (Reconciliation Between Statutory and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxation [Abstract]
Statutory income tax rates	25.00%	25.00%	25.00%
Effect of preferential tax treatments	(14.00%)	(8.00%)	(6.00%)
Change in valuation allowance	19.00%	2.00%	1.00%
Permanent differences	3.00%	2.00%	16.00%
Effect of withholding tax	2.00%
Effect on tax rates in different tax jurisdiction	(1.00%)	(1.00%)
Effective tax rate	34.00%	20.00%	36.00%